Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Financial assets
Cash and cash equivalents	$ 325.0		$ 655.6		$ 744.0	$ 809.5
Receivables	272.6		522.7
Non-current investments	268.9		458.0
Financial liabilities
Long-term loans	1,938.6		2,321.2
Accounts payable and provisions	445.0		734.0
Interest payable	12.4		11.0
Short-term loans and current portion of long-term loans	121.5	[1]	40.0	[1]
Other non-current liabilities	10.9		13.9
Carrying (Reported) Amount, Fair Value Disclosure
Financial assets
Cash and cash equivalents	325.0		655.6
Receivables	146.7		314.5
Non-current investments	268.9	[2]	458.0	[2]
Financial liabilities
Long-term loans	1,938.6		2,321.2
Accounts payable and provisions	402.1		660.2
Interest payable	12.4		11.0
Short-term loans and current portion of long-term loans	121.5		40.0
Other non-current liabilities	10.9		13.9
Fair value
Financial assets
Cash and cash equivalents	325.0		655.6
Receivables	146.7		314.5
Non-current investments	269.7	[2]	464.6	[2]
Financial liabilities
Long-term loans	1,794.4		2,322.4
Accounts payable and provisions	402.1		660.2
Interest payable	12.4		11.0
Short-term loans and current portion of long-term loans	121.5		40.0
Other non-current liabilities	$ 10.9		$ 13.9

[1]	At December 31, 2012, the maturity of the loans was updated to reflect post year-end refinancing terms.
[2]	Fair value determined by using cost for Rand Refinery Limited and Far South East due to a market value not being readily available.